SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Summary of stock option activity

The following table summarized the stock option activity under the Company’s 2005 Scheme and 2009 Plan (in USD, except shares):

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.79	27,931,425

Granted	2,794,290	0.7000
Exercised	(6,185,646)	0.1989
Forfeited	(80,245)	0.5754

Outstanding at December 31, 2012	14,617,920	0.3900	10,226,037	5.86	20,489,414

Granted	1,845,618	0.3000
Exercised	(3,017,880)	0.3387
Forfeited	(114,429)	0.6603

Outstanding at December 31, 2013	13,331,229	0.3868	9,279,686	5.47	34,570,135

Schedule of assumptions used to determine the estimated value of options

	2011 Grant	2012 Grant	2013 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%	1.87%	1.87%
Exercise multiple (2)	2.5-2.8	2.5	2.5
Expected volatility (3)	47.86%-48.08%	44.70%	43.36%
Dividend yield (4)	—	—	—

(1)                  The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                  The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                  This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                  The Company has no expectation of paying dividends on its ordinary shares on respective grant dates.

Summary of RSU activity

	Number of Shares	Number of vested and exercisable RSUs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,865,436	3,081,863	7.58	5,191,215

Granted	116,965
Vested	(1,202,502)
Forfeited	(28,380)

Outstanding at December 31, 2012	1,751,519	4,284,365	6.61	3,120,623

Granted	134,424
Vested	(1,192,193)
Forfeited	(82,069)

Outstanding at December 31, 2013	611,681	5,476,558	5.58	1,816,690

Summary of RSs activity

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable RSs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

Vested	(158,843)	0.01

Outstanding at December 31, 2012	251,500	0.01	542,713	6.58	448,089

Vested	(214,504)	0.01

Outstanding at December 31, 2013	36,996	0.01	757,217	5.58	109,879